Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Preferred Stock
Convertible Preferred Stock
10.	Convertible Preferred Stock

As of September 30, 2021 and December 31, 2020
			Shares
	Year	Shares	Issued and		Liquidation
Series	Issued	Authorized	Outstanding	Issue Price	Value
Series A	2008	3,500,000	3,500,000	$1.0000	$3,500,000
Series A-1	2008	3,800,515	3,800,515	$0.1579	600,101
Series B	2010	4,401,242	4,401,242	$1.8177	8,000,138
Series C	2011	5,024,637	5,024,637	$3.0848	15,500,000
Series D	2012	2,412,718	2,412,718	$8.0283	19,370,024
Series E	2014	1,605,982	1,605,982	$31.1336	50,000,001
Series F	2015	4,440,498	4,440,498	$45.0400	200,000,030
Series G	2016	4,440,498	4,440,498	$45.0400	200,000,030
		29,626,090	29,626,090		$496,970,324

There were no movements in the balances of convertible preferred stock during for the nine months ended September 30, 2021 and 2020.

8.	Convertible Preferred Stock

			Shares
	Year	Shares	Issued and	Issue	Liquidation
Series	Issued	Authorized	Outstanding	Price	Value
Series A	2008	3,500,000	3,500,000	$1.0000	$3,500,000
Series A-1	2008	3,800,515	3,800,515	$0.1579	600,101
Series B	2010	4,401,242	4,401,242	$1.8177	8,000,138
Series C	2011	5,024,637	5,024,637	$3.0848	15,500,000
Series D	2012	2,412,718	2,412,718	$8.0283	19,370,024
Series E	2014	1,605,982	1,605,982	$31.1336	50,000,001
Series F	2015	4,440,498	4,440,498	$45.0400	200,000,030
Series G	2016	4,440,498	4,440,498	$45.0400	200,000,030
		29,626,090	29,626,090		$496,970,324

There were no movements in the balances of convertible preferred stock during the years ended December 31, 2020, 2019, and 2018.

Voting Rights

Each share of the Company’s preferred stock is entitled to the number of votes equal to the number of shares of Class B Common Stock into which such share of preferred stock could be converted.

Dividends

Holders of shares of the Company’s preferred stock are entitled to receive noncumulative annual dividends at a rate of 8% of the applicable original issue price when, as and if declared by the Company’s board of directors. Series G and G-1 preferred stockholders will receive dividends, prior and in preference to any dividends on all other preferred stock and common stock. Series A, B, C, D, E and F preferred stockholders will receive dividends, prior and in preference to any dividends on shares of the Company’s Series A-1 preferred stock and common stock. Series A-1 preferred stockholders will receive dividends prior and in preference to any dividends on shares of the Company’s common stock. The Company has not declared or paid any cash dividends.

Conversion

Shares of the Company’s preferred stock are convertible at the option of the holders into shares of the Company’s Class B common stock as adjusted by a ten-for-one stock split effected in January 2015. Each share of preferred stock is convertible, without payment of additional consideration by the holder, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the adjusted original issue price by the conversion price applicable to such share.

The initial conversion price per share for each series of preferred stock shall be $0.10 per share for each share of the Series A preferred stock, $0.18 per share for each share of the Series B preferred stock, $0.31 per share for each share of Series C preferred stock, $0.80 per share for each share of Series D preferred stock, $3.11 per share for each share of Series E preferred stock, $4.50 per share for each share of Series F preferred stock, $4.50 per share for each share of Series F-1 preferred stock, $4.50 per share for each share of Series G preferred stock, $4.50 per share for each share of Series G-1 preferred stock and $0.02 per share for each share of the Series A-1 preferred stock.

Each share of Series F preferred stock is convertible at the option of the holder into one share of Series F-1 preferred stock. Each share of Series G preferred stock is convertible into one share of Series G-1 preferred stock.

Each share of preferred stock will be automatically converted based on its conversion ratio into shares of Class B common stock upon the earlier of the occurrence of the following:

●	Company’s sale of Class A Common Stock or Class B Common Stock in a firm commitment underwritten initial public offering, resulting in aggregate gross proceeds of at least $100 million (a “Qualified Public Offering”). Furthermore, for a period of seven years after the issuance of Series G, in the event of a qualified initial public offering the holders of the outstanding Series G and G-1 will receive additional common stock equal to any difference between the then price and a guaranteed price subject to a defined calculation.
●	The date specified by written consent or agreement of the holders of a majority of the outstanding Series A, B, C, D, E, F and G preferred stock (voting together as a single class and on an as-converted to Class B common stock basis), the holders of a majority of the outstanding Series C and D preferred stock (voting together as a single class and on an as-converted to Class B common stock basis), the holders of a majority of the outstanding Series E preferred stock (voting together as a separate class), the holders of a majority of the outstanding Series F and F-1 preferred stock (voting together as a single class), and the holders of a majority of the outstanding Series G and G-1 preferred stock (voting together as a single class).

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, as defined, the holders of Series G and G-1 preferred stock shall be entitled to receive, on a pari passu basis and in preference to all other holders of preferred and common stock, pro rata, in an amount equal to the respective purchase price plus undeclared dividends on each share of Series G and G-1 preferred stock. Next, if proceeds remain, the holders of Series, A, B, C, D, E and F preferred stock shall be entitled to receive, on a pari passu basis and in preference to all remaining holders of capital stock of the Company, pro rata, an amount equal to the respective purchase price plus declared and unpaid dividends on each share of Series, A, B, C, D, E and F preferred stock. Next, if proceeds remain, the holders of Series A-1 preferred stock shall be entitled to receive, in preference to holders of common stock, an amount equal to the purchase price plus declared but unpaid dividends on each share of Series A-1 preferred stock. After the payment of such preferential amounts, any remaining proceeds shall be distributed pro rata among the holders of common stock.

If the proceeds are insufficient to permit payment in full to all holders of Series G and G-1, the assets shall be distributed ratably to the holders of the Series G and G-1 preferred stock in proportion to the amount each such holder would otherwise be entitled to receive. If proceeds remain but are insufficient to permit payment in full to all holders of Series A, B, C, D, E and F preferred stock, the assets shall be distributed ratably to the holders of the Series A, B, C, D, E and F preferred stock in proportion to the amount each such holder would otherwise be entitled to receive.

Redemption

The preferred stock is not redeemable and any redemption rights under the previous agreements for Series A, B, C and D preferred stock have been canceled.